Annual Fund Operating Expenses	Sep. 30, 2025
AXS Adaptive Plus Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 31, 2027
AXS Adaptive Plus Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%	[1]
Distribution and Service (12b-1) Fees	0.25%	[1]
Other Expenses (as a percentage of Assets):	0.64%	[1],[2]
Expenses (as a percentage of Assets)	2.39%	[1],[2]
Fee Waiver or Reimbursement	(0.15%)	[1],[3]
Net Expenses (as a percentage of Assets)	2.24%	[1],[2],[3]
AXS Adaptive Plus Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.64%	[2]
Expenses (as a percentage of Assets)	2.14%	[2]
Fee Waiver or Reimbursement	(0.15%)	[3]
Net Expenses (as a percentage of Assets)	1.99%	[2],[3]
AXS Dynamic Opportunity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 31, 2027
AXS Dynamic Opportunity Fund | Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.58%
Acquired Fund Fees and Expenses	0.56%
Expenses (as a percentage of Assets)	2.39%	[4],[5]
Fee Waiver or Reimbursement	(0.31%)	[6]
Net Expenses (as a percentage of Assets)	2.08%	[4],[5]
AXS Income Opportunities Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 31, 2027
AXS Income Opportunities Fund | Class D
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	1.00%
Dividend and interest expenses on short sales	0.57%
All other expenses	0.69%
Other Expenses (as a percentage of Assets):	1.26%
Acquired Fund Fees and Expenses	0.20%
Expenses (as a percentage of Assets)	3.46%	[7],[8]
Fee Waiver or Reimbursement	(0.29%)
Net Expenses (as a percentage of Assets)	3.17%	[7],[8]
AXS Income Opportunities Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Dividend and interest expenses on short sales	0.57%
All other expenses	0.69%
Other Expenses (as a percentage of Assets):	1.26%
Acquired Fund Fees and Expenses	0.20%
Expenses (as a percentage of Assets)	2.46%
Fee Waiver or Reimbursement	(0.29%)
Net Expenses (as a percentage of Assets)	2.17%
AXS Tactical Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 31, 2027
AXS Tactical Income Fund | Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Dividend and interest expenses on short sales	0.01%
All other expenses	0.64%
Other Expenses (as a percentage of Assets):	0.65%	[9]
Acquired Fund Fees and Expenses	0.26%	[10]
Expenses (as a percentage of Assets)	1.91%	[9]
AXS FTSE Venture Capital Return Tracker Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 31, 2027
AXS FTSE Venture Capital Return Tracker Fund | Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.25%
Dividend and interest expenses on short sales	0.01%
All other expenses	0.45%
Other Expenses (as a percentage of Assets):	0.46%
Expenses (as a percentage of Assets)	1.96%
Fee Waiver or Reimbursement	(0.20%)	[11]
Net Expenses (as a percentage of Assets)	1.76%	[11]
AXS FTSE Venture Capital Return Tracker Fund | Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	1.00%
Dividend and interest expenses on short sales	0.01%
All other expenses	0.45%
Other Expenses (as a percentage of Assets):	0.46%
Expenses (as a percentage of Assets)	2.71%
Fee Waiver or Reimbursement	(0.20%)
Net Expenses (as a percentage of Assets)	2.51%
AXS FTSE Venture Capital Return Tracker Fund | Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.00%
Dividend and interest expenses on short sales	0.01%
All other expenses	0.45%
Other Expenses (as a percentage of Assets):	0.46%
Expenses (as a percentage of Assets)	1.71%
Fee Waiver or Reimbursement	(0.20%)
Net Expenses (as a percentage of Assets)	1.51%

[1]	Investor Class Shares are currently not offered and expenses have been estimated for the current fiscal year.
[2]	The costs of investing in one or more equity-linked options purchased by the Fund directly (each, an “Option” and collectively, the “Options”) is an indirect expense that is not included in the above fee table and is not reflected in the expense example. An Option’s returns will be reduced and its losses increased by the operating expenses and management fees of the underlying trading program (as described under “Principal Investment Strategies”) associated with the Option, which are the fees and expenses deducted by the counterparty in the calculation of the returns of the Option. Such fees are accrued daily within the Option and deducted from the Option’s value daily. The total indirect costs of investing in Options is estimated to be 0.3125% for the current fiscal year.
[3]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including, for example, options and swap fees and expenses), acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 2.24% and 1.99% of the average daily net assets of Investor Class shares and Class I shares of the Fund, respectively. This agreement is in effect through January 31, 2027, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three years from the date of the waiver or payment. Any such reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.
[4]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 2.15% of the average daily net assets of Class I shares of the Fund. This agreement is in effect through January 31, 2027, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made by the advisor to the Fund for a period ending three years after the date of the waiver or payment. Such reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. Reimbursements of fees waived or payments made will be made on a “first in, first out” basis so that the oldest fees waived or payments are satisfied first.
[5]	The total annual fund operating expenses and net operating expenses after fee waiver and/or expense reimbursements do not correlate to the ratio of expenses to average net assets in the financial highlights, which reflect only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[6]	In addition, the advisor has voluntarily agreed to waive its advisory fee payable by the Dynamic Opportunity Fund equal to the amount of the advisory fee payable on the Fund’s assets invested in the Adaptive Plus Fund. For the year ended September 30, 2025, the amount of advisory fee waived is reported under “Affiliated fund fee waived” on the Statements of Operations.
[7]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 2.40% and 1.40% of the average daily net assets of Class D shares and Class I shares of the Fund, respectively. This agreement is in effect through January 31, 2027, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three years from the date of the waiver or payment. Any such reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.
[8]	The total annual fund operating expenses and net operating expenses after fee waivers and/or expense reimbursements do not correlate to the ratio of expenses to average net assets in the financial highlights, which reflect only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[9]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 2.00% of the average daily net assets of Class I shares of the Fund. This agreement is in effect through January 31, 2027, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made by the advisor to the Fund for a period ending three years from the date of the waiver or payment. Such reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. Reimbursements of fees waived or payments made will be made on a “first in, first out” basis so that the oldest fees waived or payments are satisfied first.
[10]	The total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[11]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses (such as litigation expenses) do not exceed 1.75%, 2.50% and 1.50% of the average daily net assets of Class A shares, Class C shares, and Class I shares of the Fund, respectively. This agreement is effective through January 31, 2027, and it may be terminated before that date only by Trust’s Board of Trustees. The advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made by the Advisor to the Fund for a period ending three years from the date of the waiver or payment. Such reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. Reimbursements of fees waived or payments made will be made on a “first in, first out” basis so that the oldest fees waived or payments are satisfied first.